Retirement Benefits - Additional information (Detail) - Predecessor $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Person	Dec. 31, 2015 USD ($) Person	Dec. 31, 2014 USD ($) Person
Defined Contribution Plan Disclosure [Line Items]
Matched employee contribution	100.00%	100.00%	100.00%
Employee contribution on gross wages	7.00%	7.00%	7.00%
Number of employee participating in plan | Person	315	395	625
Contribution expense | $	$ 1,781	$ 2,363	$ 3,592